Long-Term Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Long-Term Investments
6.
Long-term investments

The Group's long-term investments consist of:

	As of December 31,
	2024	2025
	RMB	RMB
Equity method investments:
Qingdao Qingle Venture Capital Partnership (“Qingle”) (1)	30,256	33,744
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”) (2)	56,654	72,137
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”) (3)	21,830	20,391
Other equity method investments	44,767	29,431
Equity securities without readily determinable fair values:
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”) (3)	63,430	63,430
AiFenLei Global Co., Ltd. (“AiFenLei”) (4)	248,846	176,581
Other equity securities without readily determinable fair values	32,693	32,715
Investments at fair value:
China Dynamic Fund I SP	57,660	56,972
Total	556,136	485,401

(1)
Qingle

As of December 31, 2022, the Group held 11.95% equity interests of Qingle as its limited partner, amounted to RMB30,000 and accounted as an equity-method investment. In December 2023, after finishing a series of equity transactions of Qingle, the Group held 17.54% equity interest of Qingle.

(2)
Wanwuchuangxin

In November 2021, the Group acquired 29.0% equity interest in Wanwuchuangxin, a limited partnership managed by an unrelated third party, as a limited partner with cash consideration of RMB29,000, and accounted for the investment as an equity-method investment. In July 2023 and April 2025, the Group made further investments with cash consideration of RMB17,400 and RMB11,600, respectively, with the equity interest remains at 29.0%.

(3)
Jinsong

As of December 31, 2022, the Group accounted for the investment in ordinary shares of RMB28,370 under equity-method as the Group has the ability to exert significant influence over Jinsong and accounted for the investment in preferred shares of RMB63,430 under equity securities without readily determinable fair value as they are not in substance ordinary shares. In November 2023, Jinsong repurchased its ordinary shares and preferred shares from certain shareholders, which resulted an increase in the Group’s equity holding in ordinary shares and preferred shares. The total equity holding was 29.99% as of December 31, 2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, the Group recorded proportionately gains of RMB761, losses of RMB286, and losses of RMB1,439 in share of loss in equity method investments, respectively.

(4)
AiFenLei

In July 2019, the Group disposed of its household waste recycling business (“AiFenLei”) at zero consideration to the Founder and retained 52.5% economic rights without any voting or significant participating rights. The Group recognized RMB9,259 of loss upon disposal. The retained interest in ordinary shares was accounted for under alternative measurement with minimal value at the time of the disposal due to the significant uncertainty associated with AiFenLei. Since then, the carrying amount of investment in the ordinary shares is nil.

6.
Long-term investments —(Continued)
(4)
AiFenLei —(Continued)

In January 2022, the Group made an additional RMB16,844 investment in preferred shares. Since then, the Group’s investment in AiFenLei consists of preferred shares with a carrying amount of RMB16,844 and ordinary shares with a carrying amount of nil. The total equity holding was 33.9% as of December 31, 2022 due to passive dilution.

In March 2023, the Group made another investment to AiFenLei for a total consideration of US$40,000. Since then, the Group was entitled to nominate two members of the Board of Directors among seven members and had the ability to exercise significant influence over AiFenLei. As the carrying amount of investment in the ordinary shares is nil, the accumulative loss from equity pick up is recorded in the investment in preferred shares. The total equity holding was 41.9% as of December 31, 2023.

In April 2024, the Group completed additional investments to AiFenLei for a consideration of US$10,000 for new series of preferred shares investments and acquired certain shares from another shareholder of AiFenLei for a consideration of US$2,000. The total equity holding was 40.33% as of December 31, 2024.

For the years ended December 31, 2023, 2024 and 2025, the Group recorded proportionately share of loss of RMB63,029, RMB65,125 and RMB72,265 in share of loss in equity method investments, respectively.